Fair Value of and Gross Unrealized Holding Losses on Available-for-Sale Securities and Cost Method Investments Included in Other Investments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 3,094	¥ 6,816
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	234	210
Available-for-Sale Securities, Fair Value 12 Months or Longer	0	0
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer	0	0
Available-for-Sale Securities, Total	3,094	6,816
Available-for-Sale Securities, Gross Unrealized Losses, Total	234	210
Available-for-sale Securities | Debt securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months		5
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months		0
Available-for-Sale Securities, Fair Value 12 Months or Longer		0
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer		0
Available-for-Sale Securities, Total		5
Available-for-Sale Securities, Gross Unrealized Losses, Total		0
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months		16
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months		110
Cost method Investments Fair Value 12 months or longer	192	326
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	1,935	1,674
Cost method Investments, Total	192	342
Cost method Investments Gross Unrealized Loss, Total	¥ 1,935	¥ 1,784